Exhibit 99.1
MONTHLY SERVICING STATEMENT
(Delivered pursuant to subsection 5.03 (a)
of the Indenture Supplement)

HSBC FINANCE CORPORATION, as Servicer ("HSBC Finance")
HSBC Funding (USA) Inc. V (the "Transferor")

HSBC PRIVATE LABEL CREDIT CARD MASTER NOTE TRUST (USA) I (the "Trust")

Class A and Class B Notes, Series 2007-1

This Certificate relates to the:
Distribution Date occurring on:	08/17/2009
Due Period beginning on:	07/01/2009
Due Period ending on:	07/31/2009
Interest Period beginning on:	07/15/2009
Interest Period ending on:	08/16/2009
Record Date:	07/31/2009

The Determination Date for the Due Period covered by this Monthly Servicing Statement shall be, the earlier of the third Business Day and the fifth calendar day (or if the fifth calendar day is not a Business Day, then the preceding Business Day) preceding the fifteenth day of the Due Period covered by this Monthly Servicing Statement.

1. Pool One information with respect to the Due Period

(a) The aggregate amount of such Collections of Principal Receivables	670,988,539.16

(b) The aggregate amount of such Collections of Finance Charge and Administrative Receivables	160,740,268.59
(i) The amount of such aggregate with respect to finance charges was equal to	80,868,007.12

(ii) The amount of such aggregate with respect to fees was equal to	29,331,576.42

(iii) The amount of such aggregate with respect to Interchange was equal to	N/A
(iv) The amount of such aggregate with respect to Recoveries was equal to	7,711,629.36
(v) The amount of such aggregate with respect to Discount Option Receivables was equal to	42,829,055.69

(c) The Defaulted Amount	59,130,777.63

(d) The Adjusted Pool One Principal Balance for such Due Period	6,452,112,031.50

(i) The aggregate amount of Principal Receivables added to Pool One, if applicable

(A) Addition Date, if applicable	N/A

(B) The aggregate amount of Principal Receivables added to Pool One on such Addition Date above	0.00
(e) The amount of Principal Receivables at the beginning of the Due Period	6,452,112,031.50
(f) The amount of Principal Receivables as of the last day of the Due Period	6,157,149,784.32

(g) Finance Charge and Administrative Receivables
(i) The amount of Finance Charge and Administrative Receivables, excluding Discount Option Receivables, as of the last day of the Due Period	292,464,951.78
(ii) The amount of Discount Option Receivables as of the last day of the Due Period	393,009,560.70
(iii) The amount of Finance Charge and Administrative Receivables, including Discount Option Receivables, as of the last day of the Due Period	685,474,512.48

(h) (i) The gross cash yield, [ ((b)(i)+(b)(ii)+(b)(iii)+(b)(v)) * 12 / (e) ]	28.46%
(ii) The annualized net default rate, [((c)-(b)(iv)) *12 / (e)]	9.56%
(iii) The principal payment rate, [(a)/(e)]	10.40%

(i) Transferor Amount	5,517,227,212.32

(j) Transferor interest percentage (Transferor Amount/aggregate Series Adjusted Invested Amount)	862.17%

(k) As of last day of the Due Period, delinquent Receivables balance $	%
30-59 days delinquent	125,763,210.44	1.84%
60-89 days delinquent	102,668,561.82	1.50%
90-119 days delinquent	85,660,753.93	1.25%
120-149 days delinquent	90,906,346.34	1.33%
150-179 days delinquent	75,974,989.71	1.11%
180 days or more delinquent	37,212.81	0.00%

2. Series 2007-1 information for the Due Period

(a) The series is in the following period	Accumulation

(b) Investor Percentage is equal to:

for Collections of Finance Charge and Administrative Receivables	5.904305101%

for Defaulted Amount	5.904305101%

for Collections of Principal Receivables	8.856457687%

(c) Investor Finance Charge and Administrative Collections is equal to	9,490,595.88

(d) Investor Defaulted Amount is equal to	3,491,261.52

(e) Investor Principal Collections is equal to	59,425,816.06

(f) The Monthly Servicing Fee, plus unpaid Monthly Servicing Fee is equal to	634,920.63

(g) Finance Charge Shortfall	0.00

(h) Excess Finance Charge and Administrative Collections allocated to Series 2007-1 from Excess Finance Charge Sharing Group One	0.00
(i) The Series Portfolio Yield is equal to	13.27531%
(j) The Base Rate is equal to	1.68344%
(k) Three month average of the Series Portfolio Yield less Base Rate	11.99977%

3. Determination of Monthly Interest for the Interest Period related to such Distribution Date
(a) LIBOR Determination Date	07/13/2009
LIBOR rate	0.28813%
The number of days in the Interest Period is equal to	33

(b) Class A Note Principal Balance - end of preceding Due Period	434,285,000.00
The Class A Note Interest Rate is equal to (LIBOR + 0.02%)	0.30813%
Interest accrual method	actual/ 360
Class A Monthly Interest is equal to	122,664.88

(c) Class B Note Principal Balance - end of preceding Due Period	65,715,000.00
The Class B Note Interest Rate is equal to (LIBOR + 0.11%)	0.39813%
Interest accrual method	actual/ 360
Class B Monthly Interest is equal to	23,982.85

4. Application of Available Investor Finance Charge and Administrative Collections and
Excess Finance Charges (Section 4.04)

a. Available Investor Finance Charge and Administrative Collections and Excess Finance Charges and Administrative Collections for the Distribution Date is equal to	9,549,440.15

(i) The amount of Class A Monthly Interest is equal to	122,664.88

The amount of any Class A Monthly Interest previously due but not distributed is equal to	0.00

The amount of Class A Additional Interest is equal to	0.00
The amount of any Class A Additional Interest previously due but not distributed is equal to	0.00

(ii) The amount of Class B Monthly Interest is equal to	23,982.85

The amount of any Class B Monthly Interest previously due but not distributed is equal to	0.00

The amount of Class B Additional Interest is equal to	0.00

The amount of any Class B Additional Interest previously due but not distributed is equal to	0.00

(iii) The Monthly Servicing Fee, plus unpaid Monthly Servicing Fee is equal to	634,920.63

(iv) The Investor Defaulted Amount for such Distribution Date is equal to	3,491,261.52

(v) The amount of Investor Charge-offs reimbursed on such Distribution Date is equal to	0.00

The amount of Subordinated Principal Collections reimbursed on such Distribution Date is equal to	0.00

(vi) The amount applied to accelerate Principal pursuant to Section 5.03 is equal to	0.00

(vii) The amount equal to the excess of the Required Reserve Account Amount over the Available Reserve Account Amount	31,262.64

(viii) The balance, which will constitute a portion of Excess Finance Charge and Administrative Collections or distributed to the Transferor	5,245,347.63

5. Available Investor Principal Collections with respect to the Due Period

Investor Principal Collections	59,425,816.06

less: Subordinated Principal Collections	0.00

plus: allocated Shared Principal Collections	0.00
plus: Refunding Proceeds	0.00
plus: reallocated Investor Finance Charge and Administrative Collections	3,491,261.52
Available Investor Principal Collections is equal to	62,917,077.58

6. Balances and distributions

(a) The Class A Note Principal Balance at the close of business on such Distribution Date (prior to giving effect to all payments on such Distribution Date) is equal to	434,285,000.00

The amount to be distributed to Class A Noteholders on such Distribution Date in payment of principal	0.00

The Class A Note Principal Balance at the close of business on such Distribution Date (after giving effect to all payments on such Distribution Date) is equal to	434,285,000.00

(b) The Class B Note Principal Balance at the close of business on such Distribution Date (prior to giving effect to all payments on such Distribution Date) is equal to	65,715,000.00

The amount to be distributed to Class B Noteholders on such Distribution Date in payment of principal	0.00

The Class B Note Principal Balance at the close of business on such Distribution Date (after giving effect to all payments on such Distribution Date) is equal to	65,715,000.00

(c) The O/C Amount at the close of business on such Distribution Date (prior to giving effect to all payments and adjustments on such Distribution Date) is equal to	41,666,666.76

The amount to be distributed to the O/C Holder on such Distribution Date in payment of the Excess O/C Amount	5,952,381.05

The O/C Amount at the close of business on such Distribution Date (after giving effect to all payments and adjustments on such Distribution Date) is equal to	35,714,285.71

The Required O/C Amount at the close of business on such Distribution Date (after giving effect to all payments and adjustments on such Distribution Date) is equal to	35,714,285.71

(d) Investor Charge-off for such Distribution Date is equal to	0.00

(e) The Invested Amount at the close of business on such Distribution Date (after giving effect to all payments and adjustments on such Distribution Date) is equal to	535,714,285.71

(f) The Adjusted Invested Amount at the close of business on such Distribution Date (after giving effect to all payments and adjustments on such Distribution Date) is equal to	285,714,283.71

(g) The Principal Funding Account balance on such Distribution Date (prior to giving effect to all payments on such Distribution Date) is equal to	208,333,335.00

The amount deposited to the Principal Funding Account on such Distribution Date	41,666,667.00

The Principal Funding Account balance on such Distribution Date (after giving effect to all payments on such Distribution Date) is equal to	250,000,002.00

(h) The Reserve Account balance on such Distribution Date (prior to giving effect to all payments on such Distribution Date and earnings) is equal to	2,468,512.04

Earnings retained in the Reserve Account on such Distribution Date, prior to distributions	225.32

The amount withdrawn from the Reserve Account on such Distribution Date	42,437.01

The amount deposited to the Reserve Account on such Distribution Date	31,262.64

The Reserve Account balance on such Distribution Date (after giving effect to all payments on such Distribution Date) is equal to	2,457,562.99

(i) The amount of distribution to Class A Noteholders per $1,000 Class A Note Initial Principal Balance
in respect of interest	0.28245
in respect of principal	0.00000

(j) The amount of distribution to Class B Noteholders per $1,000 Class B Note Initial Principal Balance
in respect of interest	0.36495
in respect of principal	0.00000

7. Other

(a) Total amount to be on deposit in the Collection Account (after giving effect to allocations required to be made pursuant to the terms of all other Series now outstanding and to the payment of the Servicer's fee and funding of investor defaulted amount) prior to making distributions on such Distribution Date is equal to	53,042,306.05

(b) The total amount which will constitute a portion of Excess Finance Charge and Administrative Collections or be distributed from the Collection Account to the Transferor on such Distribution Date (after taking into consideration the amounts which have been netted with respect to all Series against deposits to the Collection Account) is equal to	5,245,347.63

(c) As of the Determination Date, the Servicer has determined:

(i) The Controlled Accumulation Period Length in Due Periods	12

(ii) The commencement date of the Controlled Accumulation Period at the close of business	01/31/2009

(iii) The Controlled Accumulation Amount	41,666,667.00

HSBC FINANCE CORPORATION, as Servicer
HSBC Funding (USA) Inc. V
HSBC Private Label Credit Card Master Note Trust (USA) I
Class A and Class B Notes, Series 2007-1

The undersigned, a duly authorized representative of HSBC Finance Corporation, ("HSBC Finance")
as Servicer (the "Servicer"), pursuant to the Amended and Restated Transfer and Servicing Agreement
dated as of August 11, 2006 (the "Transfer and Servicing Agreement"), by and among the Servicer,
HSBC Funding (USA) Inc. V, as Transferor, and Wilmington Trust Company, as Owner Trustee does hereby certify with respect to the information set forth below as follows:

Capitalized terms used in this Certificate shall have the respective meanings set forth in the Transfer and
Servicing Agreement.

HSBC Finance is, as of the date hereof, the Servicer under the Transfer and Servicing Agreement.

The undersigned is a Servicing Officer.

This Certificate relates to the Distribution Date occurring on August 17, 2009.

As of the date hereof, to the best knowledge of the undersigned, no Amortization Event has been deemed to have occurred on or prior to such Distribution Date.

The amounts specified to be deposited into and withdrawn from the Collection Account, as well as the amounts specified to be paid to the Transferor, the Servicer and the Noteholders are all in accordance with the requirements of the Transfer and Servicing Agreement, Master Indenture and Indenture
Supplement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 13th day of August,
2009.

HSBC FINANCE CORPORATION

as Servicer,

By: /s/ Renee Naskrent
Title: Servicing Officer